DIRECTOR SERIES VII/VIIR VARIABLE ANNUITY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
May 1, 2023

This updating summary prospectus provides updated information about The Director Series VII/VIIR, an individual deferred flexible premium variable annuity contract. The contract is issued by us, Talcott Resolution Life and Annuity Insurance Company and Talcott Resolution Life Insurance Company, (collectively, “Talcott Resolution”).
The contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. These marketing names include: The Director Series VII/VIIR, NatCity Director, First Horizon Director, The BB&T Director Series II/IIR, AmSouth Variable Annuity Series II/IIR, The Director Select Series II/IIR, The Director Choice Series II/IIR, The Huntington Director Series I/IR, The Director Solution Series I/IR, Director Preferred Series I/IR, Director Elite Series I/IR, The Wachovia Director Series I/IR, Fifth Third Director Series I/IR, Director Classic Series I/IR, and Wells Fargo Director Series I/IR.
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
The Director Series VII/VIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA00343
NatCity Director	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594224
First Horizon Director	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P102
The BB&T Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594265
AmSouth Variable Annuity Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594174
The Director Select Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594315
The Director Choice Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594240
The Huntington Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA00894
The Director Solution Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595205
Director Preferred Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595411
Director Elite Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595387
The Wachovia Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595262
Fifth Third Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA01058
Director Classic Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595189

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
The Director Series VII/VIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03726
The Director Select Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588200
The Director Solution Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588879
Director Preferred Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588499
Director Elite Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588473
Wells Fargo Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588291
You can also obtain this information at no cost by calling 1-800-862-6668 or by sending an email request as instructed below.
Additional information about certain investment products, including variable annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.
For additional information, please contact your investment professional or contact us by:
a.Mailing:     Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b.Emailing:     asccontactus@talcottresolution.com
c.Visiting:     www.talcottresolution.com
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Page
Special Terms	4
Updated Information About Your Contract	4
Key Information Table	4
Appendix A Funds Available Under the Contract	APP A-1
Appendix A.1 Funds by Product	APP A.1-1

Special Terms Used in this Summary Prospectus

Contract Value	The total value of your investments in the Sub-Accounts (and the Fixed Accumulation Feature, if applicable).
Fixed Accumulation Feature or FAF	A fixed account option that guarantees principal and a rate of interest. Effective October 4, 2013, we no longer accept new allocations or premium payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts.
Sub-Account	A fund option under the contract. There is a Sub-Account that corresponds to each fund that is available under the contract.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since May 2, 2022, This does not reflect all of the changes that have occurred since you entered into your contract.

Summary of recent contract changes:

Changes for all Contracts:
• Effective on or about September 1, 2023, Talcott Resolution’s corporate office address will be 1 American Row, Hartford, CT 06103. This does not change our Administrative Office mailing address.
Additional Changes for Director Choice:
• Effective May 1, 2023, the AB VPS Growth and Income Portfolio was renamed AB VPS Relative Value Portfolio.
Additional Changes for Director Elite:
~~•~~ Effective March 13, 2023, the PSF International Growth Portfolio was liquidated into the AST International Growth Portfolio and the AST International Growth Portfolio was renamed the AST International Equity Portfolio.
Additional Changes for The Director Select:
• Effective May 1, 2023, the Allspring VT Omega Growth Fund was renamed Allspring VT Discovery All Cap Growth Fund.
Additional Changes for The Wachovia Director:
• Effective May 1, 2023, the Allspring VT Omega Growth Fund was renamed Allspring VT Discovery All Cap Growth Fund.
Additional Changes for Wells Fargo Director:
• Effective May 1, 2023, the Allspring VT Omega Growth Fund was renamed Allspring VT Discovery All Cap Growth Fund.
• Effective May 1, 2023, the Allspring VT Discovery Fund was renamed Allspring VT Discovery SMID Cap Growth Fund.

Key Information Table
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges. Surrender charges may apply to both partial and full Surrenders.
•If you withdraw money from your contract within 8 years following your last premium payment, you may be assessed a surrender charge of up to 7% (as a percentage if premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $7,000.
4. Fee Table 7. The Contract - c. Charges and Fees - Sales Charges
Transaction Charges	Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).	4. Fee Table

Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees Appendix A - Funds Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract	1.27%¹	1.27%¹
	Investment Options (fund fees and expenses)	0.14%²	1.26%²
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.75%[1]
1 As a percentage of average daily Sub-Account Values. [2] As a percentage of fund net assets.
Because your contract is customizable, the choices you make effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,679	Highest Annual Cost: $4,123
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive fund fees and expenses	•Most expensive combination of optional benefits and fund fees and expenses
	•No sales charges or advisory fees	•No sales charges or advisory fees
	•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits

	RISKS			Location in Prospectus

Risk of Loss	You can lose money by investing in this contract, including loss of principal.	5. Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•A 10% penalty tax may be applied to withdrawals before age 59½.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Talcott Resolution, including our financial strength ratings, is available upon request by visiting the "About Us" tab at www.talcottresolution.com or by calling 1-800-862-6668.
	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the fund options per day. You are allowed to make 20 transfers between the fund options per year before we require you to submit additional transfer requests by mail. Your transfer between the fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute funds as investment options.
6. General Information 7. The Contract - a. Purchases and Contract Value Appendix A - Funds Available under the Contract Appendix A.1 - Funds Available by Contract
Optional Benefits
~~•~~Optional benefits may further limit or restrict the investment options that you may select under the contract. We may impose these restrictions in the future.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or may result in termination of the benefit.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
7.a. Purchases and Contract Value - Deduction of Advisory Fee

7.c. Charges and Fees

9. Death Benefits

10. Optional Withdrawal Benefit

13. Federal Tax Considerations

Appendix A - Funds Available under the Contract
	TAXES	Location in Prospectus

Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59-1/2.
13. Federal Tax Considerations/Important Information Regarding Tax-Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
11. Other Information - c. More Information - How Contracts Were Sold
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7.a. Purchases and Contract Value - Replacement of Annuities

Appendix A — Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
The Director Series VII/VIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA00343
NatCity Director	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594224
First Horizon Director	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P102
The BB&T Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594265
AmSouth Variable Annuity Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594174
The Director Select Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594315
The Director Choice Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594240
The Huntington Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA00894
The Director Solution Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595205
Director Preferred Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595411
Director Elite Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595387
The Wachovia Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595262
Fifth Third Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA01058
Director Classic Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595189

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
The Director Series VII/VIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03726
The Director Select Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588200
The Director Solution Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588879
Director Preferred Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588499
Director Elite Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588473
Wells Fargo Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588291
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@talcottresolution.com.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

APP A-1

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
U.S. Equity	AB VPS Relative Value Portfolio - Class B (formerly AB VPS Growth and Income Portfolio) Adviser: AllianceBernstein, L.P.	0.84%*	(4.42)%	7.82%	11.10%
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 1 (formerly Allspring VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	(37.04)%	7.52%	11.23%
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 2 (formerly Allspring VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	(37.20)%	7.28%	10.96%
U.S. Equity	Allspring VT Discovery SMID Cap Growth Fund - Class 2 (formerly Allspring VT Discovery Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%*	(37.85)%	4.40%	9.38%
Allocation	Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	(17.02)%	5.54%	8.51%
International Equity	Allspring VT International Equity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.69%*	(11.48)%	(0.87)%	3.67%
International Equity	Allspring VT International Equity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.94%*	(11.88)%	(1.15)%	3.39%
U.S. Equity	Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	(20.61)%	8.12%	10.96%
U.S. Equity	Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	(20.81)%	7.86%	10.68%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.94%	(34.30)%	7.35%	10.85%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.19%	(34.42)%	7.09%	10.58%
International Equity	AST International Equity Portfolio Adviser: Prudential Investments LLC and AST Investment Services, Inc. Subadviser: William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC	0.99%*	(29.16)%	3.65%	5.94%
U.S. Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.79%*	(38.11)%	7.51%	12.17%
U.S. Equity	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.14%	(18.23)%	9.26%	12.29%
Allocation	Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	(13.42)%	6.11%	8.19%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	(15.30)%	7.68%	10.89%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	(18.96)%	9.56%	13.12%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	(8.93)%	9.54%	12.19%
Sector Equity	Hartford Healthcare HLS Fund - Class IA† Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	(11.24)%	9.40%	14.41%
International Equity	Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	(18.14)%	1.78%	5.13%
APP A-2

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
U.S. Equity	Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	(24.30)%	5.06%	10.93%
U.S. Equity	Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.64%	(28.46)%	3.52%	9.36%
U.S. Equity	Hartford Small Company HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	(30.94)%	7.43%	10.10%
U.S. Equity	Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	(5.14)%	11.73%	12.98%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	(14.21)%	0.34%	1.50%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	(0.17)%	1.09%	0.76%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.28%	1.45%	1.04%	0.59%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.68%	(10.29)%	(0.12)%	0.43%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.88%	(9.55)%	1.36%	2.92%
U.S. Equity	Pioneer Fund VCT Portfolio - Class II Adviser: Amundi Asset Management US, Inc.	1.01%	(19.68)%	10.35%	12.32%
U.S. Equity	PSF PGIM Jennison Focused Blend Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	1.26%	(26.04)%	6.32%	10.06%
U.S. Equity	PSF PGIM Jennison Growth Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	1.02%	(37.85)%	7.96%	12.64%
U.S. Equity	PSF PGIM Jennison Value Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	0.82%	(8.25)%	6.31%	8.84%

*	Annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program, if available, where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.
APP A-3

Asset Allocation Models
This section provides information about the asset allocation models (or Portfolio Planner Models) that may be available for participation under the contract. Models may not be available to you.
You may participate in only one asset allocation model at a time. Your investments related to an asset allocation model will be rebalanced quarterly.

Models Available For The Following Contracts:

AmSouth VA 2	Director Classic 1	Director Elite 1
Director Preferred 1	Director Select 2	Fifth Third Director 1
First Horizon Director 1	The BB&T Director 2	The Director Choice 2
The Director Solution 1	The Director 7	The Huntington Director 1
The Wachovia Director 1	Wells Fargo Director 1	Director Elite Outlook 1
Director Elite Plus 1	Director Focus 1

The Portfolio Planner Models
The following model(s) (introduced as of May 2, 2022) are available for the Contract(s) listed above.
The percentage allocations below apply to value in the Sub-Accounts.

Fund	Series 1142	Series 1143	Series 2102	Series 3035
Hartford Disciplined Equity HLS Fund	15%	20%	25%	29%
Hartford Dividend and Growth HLS Fund	4%	5%	6%	8%
Hartford International Opportunities HLS Fund	5%	7%	9%	11%
Hartford MidCap HLS Fund	4%	5%	7%	8%
Hartford Small Cap Growth HLS Fund	2%	3%	3%	4%
Hartford Total Return Bond HLS Fund	43%	39%	32%	27%
Hartford Ultrashort Bond HLS Fund	27%	21%	18%	13%
Total	100%	100%	100%	100%
APP A-4

Appendix A.1 Funds by Product
Investment options available to your specific Contract are listed in the following table.

Portfolio Company and Adviser/Subadviser	AmSouth Variable Annuity Series II/IIR (TL)	Director Classic Series I/IR (TL)	Director Elite Series I/IR (TL/TLA)	Director Preferred Series I/IR (TL/TLA)	Fifth Third Director Series I/IR (TL)	First Horizon Director Series I/IR (TL)	NatCity Director (TL)	The BB&T Director Series II/IIR (TL)	The Director Choice Series II/IIR (TL)	The Director Select Series II/IIR (TL/TLA)	The Director Solution Series I/IR (TL/TLA)	The Director Series VII/VIIR (TL/TLA)	The Huntington Director Series I/IR (TL)	The Wachovia Director Series I/IR (TL)	Wells Fargo Director Series I/IR (TLA)
AB VPS Relative Value Portfolio - Class B (formerly AB VPS Growth and Income Portfolio) Adviser: AllianceBernstein, L.P.									X
Allspring VT Discovery All Cap Growth Fund - Class 1 (formerly Allspring VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X				X
Allspring VT Discovery All Cap Growth Fund - Class 2 (formerly Allspring VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT Discovery SMID Cap Growth Fund - Class 2 (formerly Allspring VT Discovery Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT International Equity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X				X
Allspring VT International Equity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X				X
Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X				X
Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
AST International Equity Portfolio
Adviser: Prudential Investments LLC and AST Investment Services, Inc.
Subadviser: William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC			X
BlackRock Large Cap Focus Growth V.I. Fund - Class I Adviser: BlackRock Advisors, LLC											X
BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
APP A.1-1

Portfolio Company and Adviser/Subadviser	AmSouth Variable Annuity Series II/IIR (TL)	Director Classic Series I/IR (TL)	Director Elite Series I/IR (TL/TLA)	Director Preferred Series I/IR (TL/TLA)	Fifth Third Director Series I/IR (TL)	First Horizon Director Series I/IR (TL)	NatCity Director (TL)	The BB&T Director Series II/IIR (TL)	The Director Choice Series II/IIR (TL)	The Director Select Series II/IIR (TL/TLA)	The Director Solution Series I/IR (TL/TLA)	The Director Series VII/VIIR (TL/TLA)	The Huntington Director Series I/IR (TL)	The Wachovia Director Series I/IR (TL)	Wells Fargo Director Series I/IR (TLA)
Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Healthcare HLS Fund - Class IA† Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Small Company HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Pioneer Fund VCT Portfolio - Class II Adviser: Amundi Asset Management US, Inc.	X
PSF PGIM Jennison Focused Blend Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC			X
PSF PGIM Jennison Growth Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC			X
PSF PGIM Jennison Value Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC			X
* * *
This summary prospectus incorporates by reference the prospectuses and statements of additional information (SAI) for the contract, both dated May 2, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Talcott Resolution Life Insurance Company:
APP A.1-2

The Director Series VII/VIIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA00343
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA00343
NatCity Director:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416594224
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416594224
First Horizon Director:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P102
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P102
The BB&T Director Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416594265
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416594265
AmSouth Variable Annuity Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416594174
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416594174
The Director Select Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416594315
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416594315
The Director Choice Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416594240
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416594240
The Huntington Director Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA00894
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA00894
The Director Solution Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416595205
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416595205
Director Preferred Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416595411
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416595411
Director Elite Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416595387
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416595387
The Wachovia Director Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416595262
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416595262
Fifth Third Director Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA01058
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA01058
Director Classic Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416595189
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416595189

Talcott Resolution Life and Annuity Insurance Company:
The Director Series VII/VIIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA03726
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA03726
The Director Select Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416588200
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416588200
The Director Solution Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416588879
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416588879
Director Preferred Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416588499
APP A.1-3

SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416588499
Director Elite Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416588473
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416588473
Wells Fargo Director Series I/IR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416588291
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416588291

EDGAR Identifier:
Talcott Resolution Life Insurance Company:
The Director Series VII/VIIR:        C000007119
The BB&T Director Series II/IIR:    C000059410
AmSouth Variable Annuity Series II/IIR:    C000059403
The Director Select Series II/IIR:    C000059412
The Director Choice Series II/IIR:    C000059411
The Huntington Director Series I/IR:    C000059404
The Director Solution Series I/IR:    C000059413
Director Preferred Series I/IR:        C000059408
Director Elite Series I/IR:        C000059407
The Wachovia Director Series I/IR:    C000059405
Fifth Third Director Series I/IR:        C000059409
Director Classic Series I/IR:        C000059406
First Horizon Director Series I/IR    C000007119
NatCity Director            C000007119

Talcott Resolution Life and Annuity Insurance Company:
The Director Series VII/VIIR:        C000005958
The Director Select Series II/IIR:    C000059416
The Director Solution Series I/IR:    C000059417
Director Preferred Series I/IR:        C000059415
Director Elite Series I/IR:        C000059414
Wells Fargo Director Series I/IR:    C000059418

APP A.1-4